Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases
Schedule of Maturities of Operating Lease Liabilities

Maturities of lease liabilities as of September 30, 2024 were as follows:

(Dollars in thousands)	Operating Leases	Weighted- Average Remaining Term in Years
2024	$58
2025	210
2026	164
2027	-
2028	-
Thereafter	-
Total lease payments	432
Less imputed interest (based on 6.1% weighted-average discount rate)	(28)
Present value of lease liability	$404	2.06

Maturities of lease liabilities as of December 31, 2023 were as follows:

(Dollars in thousands)	Operating Leases	Weighted- Average Remaining Term in Years
2024	$1,031
2025	1,020
2026	808
2027	135
2028	-
Thereafter	-
Total lease payments	2,994
Less imputed interest (based on 6.6% weighted-average discount rate)	(282)
Present value of lease liability	$2,712	2.07